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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number: ______
       This Amendment (Check only one.): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kidron Capital LLC
Address: 601 Carlson Parkway
         Suite 730
         Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles M. Webster
Title: Managing Member
Phone: (952) 404-2309

Signature, Place, and Date of Signing:

/s/ Charles M. Webster     Minnetonka, Minnesota      November 8, 2007
---------------------- -----------------------------  ----------------
     [Signature]               [City, State]               [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          24
Form 13F Information Table Value Total: $   537,048
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                       TOTAL  TOTAL               VOTING AUTHORITY
                                                       VALUE  SHARES  INVESTMENT -------------------
NAME OF ISSUER                   CLASS        CUSIP   (x1000) AMOUNT  DISCRETION  SOLE   SHARED NONE
--------------               -------------- --------- ------- ------- ---------- ------- ------ ----
AON CORP                          COM       037389103  68409  1526638     SOLE   1526638
APTAR GROUP INC                   COM       038336103  24040   634800     SOLE    634800
BRIGHT HORIZON FAMILY SOLUTI      COM       109195107  29844   696633     SOLE    696633
CH ROBINSON WORLDWIDE INC       COM NEW     12541W209  49029   903100     SOLE    903100
COMPASS MINEARLS INTL INC         COM       20451N101   1838    54000    OTHER     54000
COURIER CORP                      COM       222660102  17760   504401    OTHER    504401
DCP MIDSTREAM PARTNERS LP    COM UT LTD PTN 23311P100  29813   693641    OTHER    693641
DELL INC                          COM       24702R101  47058  1705000    OTHER   1705000
ENCORE CAP GROUP INC              COM       292554102  12508  1060000    OTHER   1060000
EXTERRAN PARTNERS LP           COM UNITS    30225N105  24975   780469  DEFINED    780469
FIRSTSERVICE CORP              SUB VTG SH   33761N109  24279   781168     SOLE    781168
FIRSTSERVICE 7% CUMUL PFD      PREFERRED    33761N208   3548   156833     SOLE    156833
KIRBY CORP                        COM       497266106    883    20000     SOLE     20000
MAGELLAN MIDSTREAM HLDGS LP   COM LP INTS   55907R108   4681   177300    OTHER    177300
MAGELLAN MISTREAM PRTNRS LP  COM UNIT RP LP 559080106  15357   383628    OTHER    383628
MTS SYS CORP                      COM       553777103  11343   272659    OTHER    272659
PAYCHEX INC                       COM       704326107  25047   610900     SOLE    610900
POLYONE CORP                      COM       73179P106  20464  2739443    OTHER   2739443
SCHOOL SPECIALITY INC             COM       807863105   2313    66800     SOLE     66800
SPECTRA ENERGY PARTNERS LP        COM       84756N109   3283   125000    OTHER    125000
TEEKAY LNG PARTNERS L P      PRTNRSP UNITS  Y8564M105  21950   650559    OTHER    650559
TENNANT CO                        COM       880345103  24359   500193     SOLE    500193
UAP HLDG CORP                     COM       903441103  49046  1563975     SOLE   1563975
VALSPAR CORP                      COM       920355104  25221   926900    OTHER    926900